Document and Entity Information	Sep. 19, 2022
Cover [Abstract]
Entity Registrant Name	HOME DEPOT, INC.
Amendment Flag	false
Entity Central Index Key	0000354950
Document Type	8-K
Document Period End Date	Sep. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-8207
Entity Tax Identification Number	95-3261426
Entity Address, Address Line One	2455 Paces Ferry Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(770)
Local Phone Number	433-8211
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.05 Par Value Per Share
Trading Symbol	HD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false